UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands		Total	Accumulated Other Comprehensive Loss	Total Before Non-Controlling Interest	Non-Controlling Interest	General Partner	Common Units Limited Partner	Subordinated Units Limited Partner
Beginning Balance at Dec. 31, 2015		$ 596,515	$ (9,725)	$ 529,750	$ 66,765	$ 40,293	$ 486,533	$ 12,649	[1]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		51,080		44,733	6,347	946	36,635	7,152	[1]
Other comprehensive income		1,136	1,136	1,136
Cash distributions	[2]	(76,398)		(76,398)		(5,851)	(52,125)	(18,422)	[1]
Non-controlling interest dividend		(6,000)			(6,000)
Common units acquired and cancelled		(495)		(495)			(495)
Conversion of subordinated units to common units	[1]						1,379	(1,379)
Ending Balance at Jun. 30, 2016		565,838	(8,589)	498,726	67,112	35,388	471,927	0	[1]
Beginning Balance at Dec. 31, 2016		604,429	(5,053)	536,453	67,976	50,942	490,564	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		85,079		77,382	7,697	1,549	75,833
Other comprehensive income		5,088	5,088	5,088
Cash distributions	[2]	(78,564)		(78,564)		(1,571)	(76,993)
Non-controlling interest dividend		(7,000)			(7,000)
Net proceeds from equity issuances		118,774		118,774		2,147	116,627
Unit option expense		121		121			121
Ending Balance at Jun. 30, 2017		$ 727,927	$ 35	$ 659,254	$ 68,673	$ 53,067	$ 606,152	$ 0

[1]	In June 2016, our board of directors determined that the conditions precedent for the expiration of the subordination period set forth in the definition of "Subordination Period" contained in the Partnership Agreement were satisfied, and on June 30, 2016, all 15,949,831 subordinated units (all of which were held by Golar) converted into common units on a one-for-one basis. As of June 30, 2017, there are no subordinated units.
[2]	This includes cash distributions to Incentive Distribution Rights (“IDRs”) holders for the six months ended June 30, 2017 and 2016 of $nil and $4.3 million, respectively.